Business and Summary of Significant Accounting Policies Insurance (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Self-Insurance Liability	$ 7.7	$ 7.8
Compensation and Benefits [Member]
Self-Insurance Liability, Current	4.0	4.4
Other Noncurrent Liabilities [Member]
Self-Insurance Liability, Noncurrent	3.7	3.4
Other Current Assets [Member]
Restricted Deposit Workers Compensation	$ 3.2	$ 3.2